SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2017
Disclosure of summary of significant accounting policies [Abstract]
Convenience translation into U.S. Dollars	(USD 1 = NIS 3.467)